FUNDVANTAGE TRUST
301 Bellevue Parkway
Wilmington, DE 19809

September 7, 2022

VIA EDGAR

Filing Desk U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, NE Washington, DC 20549

Re:	FundVantage Trust 1940 Act File No. 811-22027 1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that the form of Prospectus and Statement of Additional Information (“SAI”) for the Ambrus Tax-Conscious National Bond Fund, Ambrus Core Bond Fund and Ambrus Tax-Conscious California Bond Fund dated September 6, 2022 that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectus and SAI contained in the Post-Effective Amendment No. 285 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on September 6, 2022 (SEC Accession No. 0001829126-22-016458).

Please contact John P. Falco, Esq. at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel L. Weiss
Joel L. Weiss
President & CEO

cc:	Mr. T. Richard Keyes Mr. John P. Falco, Esq. Mr. John M. Ford, Esq.